PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive (Loss) Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statements of Comprehensive (Loss) Income
Net (loss) income	¥ 959,362	¥ 3,303,831	¥ (4,285,393)
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	222,024	74,741	(125,118)
Defined benefit plan, net of nil tax		(41)
Amounts reclassified from accumulated other comprehensive loss	(21,175)	(96,957)
Other comprehensive income from share of results of equity method investees	64,642
Comprehensive (loss) income	1,224,853	3,281,574	(4,410,511)
Parent Company | Reportable Legal Entities
Condensed Statements of Comprehensive (Loss) Income
Net (loss) income	949,643	3,425,386	(4,290,053)
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	221,591	(23,008)	(126,033)
Defined benefit plan, net of nil tax		(19)
Amounts reclassified from accumulated other comprehensive loss	(21,175)	(96,957)
Other comprehensive income from share of results of equity method investees	64,642
Comprehensive (loss) income	¥ 1,214,701	¥ 3,305,402	¥ (4,416,086)